BORROWINGS - US$350 MILLION REVOLVING CREDIT FACILITY (Details) R in Millions, $ in Millions			12 Months Ended
	Sep. 19, 2018 USD ($)	Aug. 24, 2015 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 USD ($)	Feb. 15, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 25,649.5	R 8,973.8
Loans raised	$ 500		17,130.2	69,593.8	R 17,280.5
Loans repaid			(21,231.5)	(55,719.5)	(11,834.7)
(Gain)/loss on foreign exchange differences			(1,169.1)	(292.4)	(219.6)
Balance at end of period			24,504.7	25,649.5	8,973.8
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 300				$ 350	$ 350
Debt term		3 years
Balance at beginning of period			1,137.1	1,369.0
Loans raised			580.0	1,031.4	2,771.5
Loans repaid			(1,779.6)	(1,198.2)	(1,211.6)
(Gain)/loss on foreign exchange differences			R 62.5	(65.1)	(190.9)
Balance at end of period				R 1,137.1	R 1,369.0
LIBOR | US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Utilisation fee when loans outstanding as % of the total loans is less than or equal to 33 1/3%		0.15%
Utilisation fee when loans outstanding as % of the total loans is greater than 33 1/3 % and less than or equal to 66 2/3%		0.30%
Utilisation fee when loans outstanding as % of the total loans is greater than 66 2/3%		0.50%
Interest rate margin		2.00%